SHARE-BASED COMPENSATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense - shares issued for services	$ 118,160	$ 47,880	$ 47,880	$ 83,600
Share-based compensation expense - amortization of shares issued for prepaid services		279,229	302,789	50,421
Share-based compensation expense - accrual of shares to be issued for services			67,500
Share-based compensation expense - accrual of estimated share-based awards		315,000	612,512	417,664
Share-based compensation	$ 118,160	$ 642,109	$ 1,030,681	$ 551,685